SHARE CAPITAL AND EARNINGS PER SHARE - Narrative (Details) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of shares issued and fully paid (in shares)	318,312,233	317,906,290
Number of potential ordinary shares that are antidilutive in period presented (in shares)	6,459,922	2,176,800